INVESTMENTS IN SALES-TYPE LEASES, DIRECT FINANCING LEASES AND LEASEBACK ASSETS (Schedule of Investments in Sales-Type and Direct Financing Leases and Leaseback Assets) (Details) - USD ($)
$ in Thousands
	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Investments in sales-type and direct financing leases	$ 66,504	$ 147,230
Investments in leaseback assets	52,519	57,536
Total	$ 119,023	$ 204,766